Schedule of Investments (unaudited)	iShares® Emerging Markets Equity Factor ETF
May 31, 2023	(Formerly iShares® MSCI Emerging Markets Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.6%
B3 SA - Brasil, Bolsa, Balcao	1,778,374	$4,669,139
Banco do Brasil SA	198,502	1,745,838
Centrais Eletricas Brasileiras SA	132,156	919,541
Cia Energetica de Minas Gerais	105,560	356,423
Cia. de Saneamento Basico do Estado de Sao Paulo	43,796	453,646
Cia. Siderurgica Nacional SA	235,791	564,694
CSN Mineracao SA	1,106,817	959,926
Hypera SA	97,427	783,902
JBS SA	429,635	1,422,717
Neoenergia SA	251,101	797,853
Petroleo Brasileiro SA	438,324	2,523,691
Porto Seguro SA	74,162	349,519
Raia Drogasil SA	61,112	341,259
Sendas Distribuidora SA	101,885	215,888
Suzano SA	101,553	896,368
Tim SA	551,502	1,517,546
Vale SA	493,450	6,206,423
Vibra Energia SA	491,612	1,559,150
WEG SA	260,704	1,932,682
		28,216,205
Cayman Islands — 0.2%
Giant Biogene Holding Co. Ltd.(a)(b)(c)	205,400	860,451
H World Group Ltd.(b)	112,800	416,814
		1,277,265
Chile — 0.4%
Banco de Chile	6,399,379	647,044
Banco Santander Chile	16,367,086	711,257
Cencosud SA	644,897	1,218,131
Empresas CMPC SA	93,559	159,973
Empresas COPEC SA	46,203	333,686
Quinenco SA	65,255	233,628
		3,303,719
China — 26.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	315,100	1,447,804
3SBio Inc.(a)	101,000	102,308
Agricultural Bank of China Ltd., Class H	1,413,000	532,479
AIMA Technology Group Co. Ltd.	119,400	635,593
Alibaba Group Holding Ltd.(b)	1,683,648	16,756,291
Anhui Guangxin Agrochemical Co. Ltd.	82,300	319,184
Anhui Gujing Distillery Co. Ltd., Class A	15,700	556,489
Anhui Jinhe Industrial Co. Ltd.	38,800	124,206
ANTA Sports Products Ltd.	183,800	1,878,564
Autohome Inc., ADR	10,349	296,188
AVIC Industry-Finance Holdings Co. Ltd., Class A	556,400	301,795
Baidu Inc., Class A(b)	271,100	4,162,507
Bank of Chengdu Co. Ltd., Class A	38,000	67,083
Bank of China Ltd., Class H	13,178,000	5,158,625
Bank of Communications Co. Ltd., Class H	1,691,000	1,090,272
Beijing Tongrentang Co. Ltd., Class A	65,000	553,129
Bosideng International Holdings Ltd.	3,924,000	1,629,170
BYD Co. Ltd., Class A	8,300	296,646
BYD Co. Ltd., Class H	90,000	2,717,773
C&S Paper Co. Ltd., Class A	63,800	104,957
Caida Securities Co. Ltd.	404,100	421,609
China Coal Energy Co. Ltd.	298,400	342,152
China Coal Energy Co. Ltd., Class H	1,185,000	895,961
China Construction Bank Corp., Class H	14,157,000	9,055,958
Security	Shares	Value

China (continued)
China Feihe Ltd.(a)	474,000	$275,677
China Galaxy Securities Co. Ltd., Class H	2,545,500	1,372,010
China Great Wall Securities Co. Ltd., Class A	76,600	90,983
China Hongqiao Group Ltd.	581,500	412,681
China International Capital Corp. Ltd., Class H(a)	741,200	1,355,855
China Life Insurance Co. Ltd., Class H	1,069,000	1,805,585
China Longyuan Power Group Corp. Ltd., Class H	379,000	425,427
China Medical System Holdings Ltd.	583,000	820,794
China Merchants Bank Co. Ltd., Class H	882,500	4,103,758
China Merchants Securities Co. Ltd., Class H(a)	596,800	567,059
China National Building Material Co. Ltd., Class H	1,118,000	632,732
China National Software & Service Co. Ltd., Class A	93,400	796,535
China Overseas Property Holdings Ltd.	640,000	587,249
China Pacific Insurance Group Co. Ltd., Class H	51,400	130,103
China Petroleum & Chemical Corp., Class A	509,700	455,321
China Petroleum & Chemical Corp., Class H	3,364,000	2,118,352
China Railway Group Ltd., Class H	523,000	344,623
China Resources Beer Holdings Co. Ltd.	290,000	1,830,642
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	97,300	255,127
China Resources Land Ltd.	284,000	1,062,999
China Resources Mixc Lifestyle Services Ltd.(a)	62,600	285,009
China Resources Pharmaceutical Group Ltd.(a)	1,453,500	1,395,437
China Resources Power Holdings Co. Ltd.	498,000	1,149,801
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	131,600	1,207,786
China Shenhua Energy Co. Ltd., Class A	250,000	991,615
China Shenhua Energy Co. Ltd., Class H	431,500	1,364,107
China World Trade Center Co. Ltd.	58,100	155,655
China Yongda Automobiles Services Holdings Ltd.	860,500	454,095
Chongqing Changan Automobile Co. Ltd., Class A	290,300	488,308
Chongqing Hongjiu Fruit Co. Ltd.(b)(c)	173,400	426,536
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,020,000	351,732
Chow Tai Fook Jewellery Group Ltd.	576,200	1,019,904
CMOC Group Ltd., Class H	678,000	354,547
COFCO Capital Holdings Co. Ltd.	185,800	209,889
COSCO SHIPPING Holdings Co. Ltd., Class H	736,000	648,545
Country Garden Holdings Co. Ltd.(c)	593,000	109,274
Country Garden Services Holdings Co. Ltd.	273,000	318,245
CSC Financial Co. Ltd., Class A	220,700	786,923
CSC Financial Co. Ltd., Class H(a)	905,500	991,838
Daan Gene Co. Ltd., Class A	100,710	173,001
Daqo New Energy Corp., ADR(b)(c)	13,825	497,009
DaShenLin Pharmaceutical Group Co. Ltd., Class A	117,000	535,037
Dongyue Group Ltd.	408,000	356,808
Eastern Air Logistics Co. Ltd.	172,600	326,953
Ecovacs Robotics Co. Ltd., Class A	78,700	765,577
Focus Media Information Technology Co. Ltd., Class A	494,800	446,795
G-Bits Network Technology Xiamen Co. Ltd., Class A	10,600	833,836
GCL-Poly Energy Holdings Ltd.(b)	743,000	161,351
GD Power Development Co. Ltd., Class A(b)	2,358,800	1,351,691
GF Securities Co. Ltd., Class H	583,200	810,997
Great Wall Motor Co. Ltd., Class H	498,000	511,852
Greentown China Holdings Ltd.	299,000	280,963
Guangdong Zhongsheng Pharmaceutical Co. Ltd.	118,300	314,979
Guosheng Financial Holding Inc.(b)	124,400	140,695
Haidilao International Holding Ltd.(a)(b)	55,000	115,847
Hainan Haide Capital Management Co. Ltd.	109,200	304,682
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	422,700	501,441
Hangzhou Robam Appliances Co. Ltd., Class A	19,900	65,327

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2023	(Formerly iShares® MSCI Emerging Markets Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Heilongjiang Agriculture Co. Ltd., Class A	247,300	$464,490
Hengdian Group DMEGC Magnetics Co. Ltd.	119,900	305,526
Hisense Home Appliances Group Co. Ltd.	126,000	419,979
Holly Futures Co. Ltd.	57,600	124,309
Hopson Development Holdings Ltd.	958,100	810,743
Huatai Securities Co. Ltd., Class H(a)	245,200	306,748
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,000	79,869
Hundsun Technologies Inc., Class A	66,000	393,711
Industrial & Commercial Bank of China Ltd., Class H	12,128,000	6,476,839
Inner Mongolia Dazhong Mining Co. Ltd.	100,000	160,118
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	86,440	149,326
JD Health International Inc.(a)(b)	207,950	1,282,660
JD.com Inc., Class A	300,700	4,898,884
Jiangsu Expressway Co. Ltd., Class H	378,000	365,721
Jiangsu King’s Luck Brewery JSC Ltd., Class A	130,600	1,022,643
Jiangxi Copper Co. Ltd., Class H	194,000	292,301
Jiangxi Special Electric Motor Co. Ltd., Class A, NVS(b)	35,300	57,737
Jinhui Liquor Co. Ltd.	70,900	236,173
Jinneng Holding Shanxi Coal Industry Co. Ltd.	240,200	309,858
JiuGui Liquor Co. Ltd., Class A	30,200	403,061
Jizhong Energy Resources Co. Ltd.	463,700	473,673
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	251,000	484,072
Joyoung Co. Ltd., Class A	107,200	216,357
Kanzhun Ltd., ADR(b)	41,454	574,967
KE Holdings Inc., ADR(b)(c)	36,053	513,395
Kehua Data Co. Ltd.	16,600	87,912
Kingboard Holdings Ltd.	305,000	821,800
Kingboard Laminates Holdings Ltd.	1,804,500	1,651,398
KingClean Electric Co. Ltd.	56,300	193,329
Kingnet Network Co. Ltd.(b)	298,200	777,821
Koolearn Technology Holding Ltd.(a)(b)	76,500	284,444
Kuaishou Technology(a)(b)	294,500	1,998,417
Kunlun Energy Co. Ltd.	710,000	566,328
Kweichow Moutai Co. Ltd., Class A	6,300	1,443,823
Legend Holdings Corp., Class H(a)	225,700	217,824
Lenovo Group Ltd.(c)	1,214,000	1,141,232
Li Auto Inc., Class A(b)	127,900	1,855,873
Li Ning Co. Ltd.	350,000	1,880,557
Longfor Group Holdings Ltd.(a)	51,500	99,177
Lufax Holding Ltd., ADR.	155,252	198,723
Meihua Holdings Group Co. Ltd.	424,800	533,493
Meituan, Class B(a)(b)	583,020	8,186,345
Metallurgical Corp. of China Ltd., Class H	4,221,000	1,034,890
MMG Ltd.(b)	1,168,000	350,843
NetEase Inc.	265,000	4,507,343
New Oriental Education & Technology Group Inc.(b)	69,900	264,350
Newland Digital Technology Co. Ltd., Class A	143,600	375,462
Nongfu Spring Co. Ltd., Class H(a)	372,800	1,998,799
Northeast Securities Co. Ltd., Class A	324,500	326,042
Orient Overseas International Ltd.	119,000	1,449,770
Orient Securities Co. Ltd.(a)	1,949,600	1,041,159
People.cn Co. Ltd.	78,900	212,846
People’s Insurance Co. Group of China Ltd. (The), Class H	1,836,000	694,214
Perfect World Co. Ltd., Class A	269,900	696,593
PetroChina Co. Ltd., Class A	2,889,400	3,043,595
PetroChina Co. Ltd., Class H	518,000	334,830
PICC Property & Casualty Co. Ltd., Class H	393,000	468,814
Pinduoduo Inc., ADR(b)	71,124	4,645,820
Ping An Insurance Group Co. of China Ltd., Class H	868,500	5,511,662
Security	Shares	Value

China (continued)
Pingdingshan Tianan Coal Mining Co. Ltd.	45,100	$50,594
Postal Savings Bank of China Co. Ltd., Class H(a)	3,706,000	2,328,510
Qifu Technology Inc.	72,086	991,182
Radiance Holdings Group Co. Ltd.(b)(c)	365,000	166,408
Sanquan Food Co. Ltd., Class A	122,100	268,211
Shaanxi Coal Industry Co. Ltd., Class A	166,300	391,677
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	34,600	60,669
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	154,029	491,035
Shandong Jinjing Science & Technology Co. Ltd.	60,100	65,402
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	472,400	697,527
Shanghai Baosight Software Co. Ltd., Class B	690,190	2,294,682
Shanghai Flyco Electrical Appliance Co. Ltd.	20,200	187,575
Shanghai International Port Group Co. Ltd., Class A	216,481	160,266
Shanghai M&G Stationery Inc., Class A	10,700	63,915
Shanghai Wanye Enterprises Co. Ltd.	84,500	225,044
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	215,900	567,373
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,400	277,528
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	80,400	396,154
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	169,860	685,301
Sino Biopharmaceutical Ltd.	1,583,000	754,642
Sinopec Shanghai Petrochemical Co. Ltd., Class H(c)	4,764,000	736,588
Sinosoft Co. Ltd.	32,700	177,444
Sinotrans Ltd., Class H	1,631,000	539,445
Sinotruk Hong Kong Ltd.	901,000	1,276,411
Skshu Paint Co. Ltd., Class A(b)	4,800	60,303
STO Express Co. Ltd., Class A(b)	206,300	290,153
Sun Art Retail Group Ltd.	797,000	195,417
Taiji Computer Corp. Ltd.	79,300	435,562
TAL Education Group, ADR(b)(c)	95,416	518,109
Tencent Holdings Ltd.	672,100	26,597,896
Tingyi Cayman Islands Holding Corp.	1,372,000	2,055,234
Topsports International Holdings Ltd.(a)	588,000	456,892
Trip.com Group Ltd.(b)	56,700	1,805,832
Tsingtao Brewery Co. Ltd., Class H	94,000	809,295
Uni-President China Holdings Ltd.	631,000	548,386
Vipshop Holdings Ltd., ADR(b)(c)	45,194	647,178
Want Want China Holdings Ltd.	2,295,000	1,536,102
Weichai Power Co. Ltd., Class H	491,000	666,642
XPeng Inc.(b)	44,400	175,969
Yankuang Energy Group Co. Ltd., Class A	84,500	322,028
Yankuang Energy Group Co. Ltd., Class H	464,000	1,176,461
Yifeng Pharmacy Chain Co. Ltd., Class A	18,700	130,324
Yixintang Pharmaceutical Group Co. Ltd., Class A	80,200	304,812
Yongan Futures Co. Ltd.	89,300	212,862
Zangge Mining Co. Ltd., Class A	33,700	108,795
Zhongshan Broad Ocean Motor Co. Ltd.	330,500	245,391
Zijin Mining Group Co. Ltd., Class H	486,000	661,035
ZTE Corp., Class H	60,200	184,842
		213,812,133
Colombia — 0.1%
Grupo Energia Bogota SA ESP	481,273	191,428
Interconexion Electrica SA ESP	233,635	924,039
		1,115,467
Czech Republic — 0.4%
CEZ AS	20,163	907,095
Komercni Banka AS	83,699	2,495,233
		3,402,328

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2023	(Formerly iShares® MSCI Emerging Markets Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt — 0.2%
Eastern Co. SAE	2,253,732	$1,390,341

Greece — 0.5%
Hellenic Telecommunications Organization SA	102,647	1,572,332
JUMBO SA	7,178	166,583
National Bank of Greece SA(b)	140,669	872,819
OPAP SA	88,895	1,517,900
		4,129,634
Hong Kong — 0.4%
BOC Hong Kong Holdings Ltd.	1,000,000	2,967,652
Simcere Pharmaceutical Group Ltd.(a)	274,000	265,196
		3,232,848
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	106,256	865,089
OTP Bank Nyrt	21,208	661,192
Richter Gedeon Nyrt	4,398	110,971
		1,637,252
India — 18.0%
3M India Ltd.	4,074	1,238,077
ABB India Ltd.	40,366	2,011,409
ACC Ltd.	38,597	828,373
Adani Enterprises Ltd.	77,977	2,347,155
Adani Ports & Special Economic Zone Ltd.	21,838	194,733
AIA Engineering Ltd.	10,781	399,268
Ambuja Cements Ltd.(b)	213,365	1,090,413
Apollo Hospitals Enterprise Ltd.	18,133	1,011,960
Asian Paints Ltd.	55,250	2,128,645
Bajaj Auto Ltd.	26,202	1,444,816
Bajaj Finance Ltd.	27,566	2,324,757
Bajaj Holdings & Investment Ltd.	6,085	533,960
Bharat Electronics Ltd.	1,767,023	2,392,969
Bharti Airtel Ltd.	222,843	2,287,381
Britannia Industries Ltd.	2,765	155,591
Cholamandalam Investment and Finance Co. Ltd.	18,976	240,757
Coal India Ltd.	471,756	1,374,037
Colgate-Palmolive India Ltd.	36,158	694,972
CRISIL Ltd.	28,871	1,324,660
Cummins India Ltd.	10,508	223,220
DLF Ltd.	18,244	104,575
Dr. Reddy’s Laboratories Ltd.	11,851	645,917
Emami Ltd.	186,708	883,276
GAIL India Ltd.	499,770	632,649
General Insurance Corp. of India(a)	60,982	135,805
GlaxoSmithKline Pharmaceuticals Ltd.	33,517	528,945
Godrej Properties Ltd.(b)	27,382	459,559
Gujarat Fluorochemicals Ltd.	29,060	1,196,375
Havells India Ltd.	124,852	1,971,069
HCL Technologies Ltd.	182,279	2,518,228
HDFC Bank Ltd.	426,073	8,273,551
Hero MotoCorp Ltd.	52,053	1,734,626
Hindalco Industries Ltd.	339,888	1,664,170
Hindustan Aeronautics Ltd.	30,435	1,145,432
Hindustan Petroleum Corp. Ltd.	249,883	787,605
Housing Development Finance Corp. Ltd.	229,413	7,310,421
ICICI Bank Ltd.	605,308	6,922,088
ICICI Lombard General Insurance Co. Ltd.(a)	17,121	244,246
Indian Oil Corp. Ltd.	537,500	584,371
Indian Railway Finance Corp. Ltd.(a)	2,387,127	928,249
Indraprastha Gas Ltd.	148,006	858,659
Indus Towers Ltd.	327,576	608,031
Security	Shares	Value

India (continued)
Info Edge India Ltd.	6,624	$325,545
Infosys Ltd.	634,025	10,079,114
InterGlobe Aviation Ltd.(a)(b)	33,582	962,704
Jindal Steel & Power Ltd.	20,049	125,246
JSW Energy Ltd.	116,887	358,397
JSW Steel Ltd.	11,663	98,078
Kotak Mahindra Bank Ltd.	84,268	2,047,024
L&T Technology Services Ltd.(a)	20,153	949,083
Larsen & Toubro Infotech Ltd.(a)	5,992	361,077
Larsen & Toubro Ltd.	90,236	2,401,597
Life Insurance Corp. of India	43,663	313,809
Macrotech Developers Ltd.(b)	12,231	80,513
Macrotech Developers Ltd., NVS	12,231	80,639
Mahindra & Mahindra Ltd.	78,805	1,254,819
Marico Ltd.	44,863	294,189
Max Healthcare Institute Ltd.(b)	81,992	543,771
Mphasis Ltd.	51,500	1,209,394
Muthoot Finance Ltd.	86,396	1,163,749
Nestle India Ltd.	7,866	2,059,582
NHPC Ltd., NVS	6,289,483	3,297,009
NMDC Ltd.	303,229	391,129
NTPC Ltd.	85,913	180,172
Oil & Natural Gas Corp. Ltd.	340,650	637,016
Oil India Ltd.	113,475	352,557
Oracle Financial Services Software Ltd.	8,851	388,321
Page Industries Ltd.	1,709	800,241
Persistent Systems Ltd.	15,286	946,886
Pidilite Industries Ltd.	4,181	131,675
Polycab India Ltd.	3,845	158,936
Power Finance Corp. Ltd.	1,723,331	3,794,448
Power Grid Corp. of India Ltd.	480,792	1,357,785
REC Ltd.	1,498,029	2,560,423
Reliance Industries Ltd.	306,232	9,130,263
SBI Cards & Payment Services Ltd.	62,656	693,772
SBI Life Insurance Co. Ltd.(a)	46,586	694,441
Schaeffler India Ltd.	6,733	241,203
Solar Industries India Ltd.	3,953	179,085
SRF Ltd.	28,974	881,199
Sun Pharmaceutical Industries Ltd.	44,887	529,253
Supreme Industries Ltd.	42,040	1,402,662
Tata Consultancy Services Ltd.	222,717	8,841,646
Tata Elxsi Ltd.	13,470	1,206,339
Tata Motors Ltd., Class A(b)	498,969	1,636,554
Tata Steel Ltd.	1,403,355	1,793,299
Tech Mahindra Ltd.	100,704	1,355,144
Tube Investments of India Ltd.	81,962	2,833,976
Union Bank of India	227,917	195,459
Varun Beverages Ltd.	34,355	702,808
Vedant Fashions Ltd.	94,487	1,467,953
Vedanta Ltd.	29,457	98,944
Wipro Ltd.	718,810	3,509,002
WNS Holdings Ltd.(b)(c)	22,825	1,773,502
		143,256,432
Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	4,250,100	577,545
Aneka Tambang Tbk	638,200	80,615
Avia Avian Tbk PT	2,125,000	97,106
Bank Central Asia Tbk PT	8,431,100	5,087,556
Bank Mandiri Persero Tbk PT	3,496,000	1,179,698
Bank Negara Indonesia Persero Tbk PT	867,200	523,109

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2023	(Formerly iShares® MSCI Emerging Markets Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Pan Indonesia Tbk PT	4,053,200	$293,377
Bank Rakyat Indonesia Persero Tbk PT	7,008,400	2,604,238
Bukit Asam Tbk PT	2,074,400	423,166
Cisarua Mountain Dairy PT TBK	1,655,800	478,293
GoTo Gojek Tokopedia Tbk PT(b)	48,707,300	476,830
Hanjaya Mandala Sampoerna Tbk PT	16,727,200	1,093,573
Indo Tambangraya Megah Tbk PT	716,600	1,056,562
Kalbe Farma Tbk PT	1,021,100	138,289
Perusahaan Gas Negara Tbk PT	1,606,900	153,118
Saratoga Investama Sedaya Tbk PT, NVS	3,470,800	358,706
Sumber Alfaria Trijaya Tbk PT	11,060,000	1,947,060
Telkom Indonesia Persero Tbk PT	3,988,100	1,076,729
United Tractors Tbk PT	149,900	222,566
		17,868,136
Kuwait — 0.4%
Gulf Bank KSCP	1,420,801	1,181,840
National Bank of Kuwait SAKP	613,418	1,834,265
		3,016,105
Malaysia — 0.8%
Axiata Group Bhd	369,700	222,507
Fraser & Neave Holdings Bhd	85,000	465,785
Genting Bhd	467,900	425,429
Hong Leong Bank Bhd	245,900	1,031,621
Hong Leong Financial Group Bhd	148,500	557,257
Malaysia Airports Holdings Bhd	68,700	102,826
Petronas Chemicals Group Bhd	91,500	129,885
Petronas Dagangan Bhd	61,900	283,247
Petronas Gas Bhd	129,000	467,871
Public Bank Bhd	1,486,700	1,226,837
Sime Darby Bhd	1,214,900	544,353
Telekom Malaysia Bhd	181,800	200,643
Westports Holdings Bhd(c)	659,100	539,590
		6,197,851
Mexico — 2.7%
America Movil SAB de CV, Series B, NVS	5,432,959	5,798,760
Banco del Bajio SA(a)	623,802	1,954,032
Cemex SAB de CV(b)(c)	176,123	1,056,738
Coca-Cola Femsa SAB de CV	39,500	324,436
Fomento Economico Mexicano SAB de CV	227,500	2,290,819
Gruma SAB de CV, Class B	94,055	1,445,626
Grupo Aeroportuario del Pacifico SAB de CV, Class B	159,554	2,822,975
Grupo Comercial Chedraui SA de CV	106,792	553,249
Grupo Financiero Banorte SAB de CV, Class O	199,200	1,596,731
Grupo Mexico SAB de CV, Series B	154,800	687,057
Wal-Mart de Mexico SAB de CV	739,309	2,809,449
		21,339,872
Philippines — 0.8%
Bank of the Philippine Islands	1,014,718	1,805,867
BDO Unibank Inc.	198,270	480,410
DMCI Holdings Inc.	3,720,900	626,959
International Container Terminal Services Inc.	43,740	151,888
Manila Electric Co.	230,950	1,343,529
Metropolitan Bank & Trust Co.	126,400	129,697
PLDT Inc.	47,700	1,017,714
Semirara Mining & Power Corp.	1,690,500	842,405
		6,398,469
Poland — 0.7%
Bank Millennium SA(b)	169,679	178,652
Bank Polska Kasa Opieki SA	17,234	392,311
Security	Shares	Value

Poland (continued)
CD Projekt SA	9,223	$264,198
KGHM Polska Miedz SA	32,575	807,643
LPP SA	676	1,919,208
mBank SA(b)	3,780	315,289
Orange Polska SA	744,011	1,269,601
PGE Polska Grupa Energetyczna SA(b)	219,597	348,326
Powszechna Kasa Oszczednosci Bank Polski SA	41,724	316,665
		5,811,893
Qatar — 1.1%
Ezdan Holding Group QSC(b)	672,617	213,459
Industries Qatar QSC	823,713	2,708,930
Mesaieed Petrochemical Holding Co.	2,013,957	1,087,580
Ooredoo QPSC	686,289	1,998,772
Qatar Gas Transport Co. Ltd.	156,213	169,352
Qatar Islamic Bank SAQ	41,077	197,429
Qatar National Bank QPSC	467,289	2,052,243
		8,427,765
Russia — 0.0%
Inter RAO UES PJSC(d)	41,455,000	5,083
PhosAgro PJSC(d)	51,000	6
PhosAgro PJSC, New(d)	986	10
TCS Group Holding PLC, GDR(b)(d)(e)	135,475	17
United Co. RUSAL International PJSC(b)(d)	3,441,260	422
		5,538
Saudi Arabia — 2.8%
Al Rajhi Bank	154,633	2,913,230
Alinma Bank	95,954	834,659
Arab National Bank	102,643	695,934
Arabian Drilling Co.(b)	7,171	283,720
Bank AlBilad	77,267	766,301
Banque Saudi Fransi	63,690	675,801
Dr Sulaiman Al Habib Medical Services Group Co.	49,459	3,521,585
Elm Co.	16,927	2,024,737
Etihad Etisalat Co.	50,181	575,179
Nahdi Medical Co.	51,334	2,328,839
Riyad Bank	231,235	2,018,521
SABIC Agri-Nutrients Co.	60,110	2,000,415
Sahara International Petrochemical Co.	63,881	605,113
Saudi Arabian Mining Co.(b)	59,003	976,771
Saudi Electricity Co.	71,345	410,432
Saudi National Bank (The)	32,336	318,029
Saudi Tadawul Group Holding Co.	22,195	947,651
		21,896,917
South Africa — 2.1%
Anglo American Platinum Ltd.	32,747	1,883,819
Bidvest Group Ltd. (The)	51,558	621,821
Capitec Bank Holdings Ltd.	2,770	189,642
Clicks Group Ltd.	61,989	737,188
Exxaro Resources Ltd.	73,669	598,430
FirstRand Ltd.	30,788	94,415
Foschini Group Ltd. (The)	26,852	114,176
Gold Fields Ltd.	51,493	780,710
Impala Platinum Holdings Ltd.	152,234	1,222,289
MTN Group Ltd.	348,062	2,152,932
MultiChoice Group	326,715	1,625,063
Naspers Ltd., Class N	8,724	1,316,045
Nedbank Group Ltd.	17,165	181,210
Northam Platinum Holdings Ltd.(b)	48,978	403,175
Sasol Ltd.	62,352	729,079

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2023	(Formerly iShares® MSCI Emerging Markets Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sibanye Stillwater Ltd.	229,124	$404,833
Standard Bank Group Ltd.	181,446	1,395,226
Thungela Resources Ltd.	174,708	1,212,732
Woolworths Holdings Ltd.	428,716	1,295,016
		16,957,801
South Korea — 12.7%
Celltrion Healthcare Co. Ltd.	5,266	293,155
Celltrion Inc.	10,134	1,305,857
CJ CheilJedang Corp.	314	73,291
CJ Corp.	9,087	606,176
Coway Co. Ltd.(c)	40,456	1,467,486
Daewoo Engineering & Construction Co. Ltd.(b)	24,502	79,161
DB HiTek Co. Ltd.(c)	31,986	1,450,700
DB Insurance Co. Ltd.	19,018	1,061,556
DL Holdings Co. Ltd.(c)	25,820	889,931
Doosan Bobcat Inc.	18,782	755,544
Ecopro BM Co. Ltd.	1,969	367,836
E-MART Inc.	8,259	524,445
F&F Co. Ltd./New(c)	3,769	367,028
Hana Financial Group Inc.	102,561	3,199,382
Hanmi Science Co. Ltd.(c)	8,978	244,079
Hanwha Aerospace Co. Ltd.	3,635	290,032
HD Hyundai Heavy Industries Co. Ltd.(b)	1,339	117,034
HMM Co. Ltd.	21,510	287,311
Hyosung TNC Corp.	943	270,105
Hyundai Engineering & Construction Co. Ltd.	6,210	178,924
Hyundai Glovis Co. Ltd.	4,215	536,245
Hyundai Mobis Co. Ltd.	1,743	292,600
Hyundai Motor Co.	18,913	2,845,957
KB Financial Group Inc.	104,127	3,754,934
KCC Corp.	3,833	601,444
KEPCO Engineering & Construction Co. Inc.	2,272	114,076
Kia Corp.	51,158	3,305,097
Korea Electric Power Corp.(b)	32,791	471,707
Korea Investment Holdings Co. Ltd.	29,605	1,235,433
Krafton Inc.(b)	1,077	153,343
KT Corp.	36,114	858,596
KT&G Corp.	20,822	1,311,506
LG Chem Ltd.	4,526	2,358,811
LG Display Co. Ltd.(b)	40,768	482,987
LG Electronics Inc.	18,774	1,734,874
LG Energy Solution(b)	2,306	1,039,147
LG H&H Co. Ltd.	1,183	469,114
LG Innotek Co. Ltd.	5,101	1,177,790
LG Uplus Corp.	107,315	908,628
Meritz Financial Group Inc.	39,678	1,345,321
NAVER Corp.	10,425	1,564,889
NCSoft Corp.	3,696	893,460
Orion Corp./Republic of Korea	9,815	955,061
Pearl Abyss Corp.(b)	16,300	612,493
POSCO Holdings Inc.	12,546	3,399,563
Samsung Biologics Co. Ltd.(a)(b)	1,836	1,083,436
Samsung C&T Corp.	1,118	93,126
Samsung Card Co. Ltd.(c)	32,962	746,050
Samsung Electro-Mechanics Co. Ltd.	12,771	1,417,368
Samsung Electronics Co. Ltd.	680,016	36,483,173
Samsung Engineering Co. Ltd.(b)	27,171	579,010
Samsung Fire & Marine Insurance Co. Ltd.	6,571	1,116,084
Samsung SDI Co. Ltd.	3,210	1,734,040
Samsung SDS Co. Ltd.	8,248	772,159
Security	Shares	Value

South Korea (continued)
Samsung Securities Co. Ltd.	28,448	$787,333
SD Biosensor Inc.	60,615	771,825
Seegene Inc.	74,577	1,363,377
Shinhan Financial Group Co. Ltd.	115,723	3,048,998
SK Bioscience Co. Ltd.(b)	3,087	191,815
SK Hynix Inc.	14,948	1,219,060
SK Innovation Co. Ltd.(b)	1,460	207,812
Wemade Co. Ltd.(c)	11,170	398,795
Woori Financial Group Inc.	267,068	2,408,085
		100,673,655
Taiwan — 16.5%
Accton Technology Corp.	153,000	1,754,265
Acer Inc.	1,022,000	1,024,356
Advanced Energy Solution Holding Co. Ltd.	7,000	161,081
Advantech Co. Ltd.	76,000	1,004,498
ASE Technology Holding Co. Ltd.	313,000	1,131,041
Asustek Computer Inc.	19,000	188,351
AUO Corp.	2,333,800	1,334,931
Cathay Financial Holding Co. Ltd.	2,096,000	3,015,390
Chicony Electronics Co. Ltd.	67,000	230,998
China Airlines Ltd.	280,000	201,753
China Development Financial Holding Corp.	2,557,000	1,054,161
Chunghwa Telecom Co. Ltd.	156,000	639,951
CTBC Financial Holding Co. Ltd.	2,868,000	2,264,448
Delta Electronics Inc.	204,000	2,094,868
Far EasTone Telecommunications Co. Ltd.	393,000	981,322
Feng TAY Enterprise Co. Ltd.	168,000	1,041,271
Formosa Sumco Technology Corp.	127,000	683,303
Fubon Financial Holding Co. Ltd.	2,164,000	4,273,504
Giant Manufacturing Co. Ltd.	72,000	481,315
Gigabyte Technology Co. Ltd.	405,000	2,450,353
Global Unichip Corp.	55,000	2,663,357
Hon Hai Precision Industry Co. Ltd.	1,179,000	4,079,078
Kinsus Interconnect Technology Corp.	30,000	113,371
Largan Precision Co. Ltd.	2,000	146,983
Lite-On Technology Corp.	1,323,718	3,829,860
MediaTek Inc.	220,000	5,406,190
Mega Financial Holding Co. Ltd.	258,000	300,131
Micro-Star International Co. Ltd.	283,000	1,526,377
momo.com Inc.	42,800	970,305
Nan Ya Plastics Corp.	335,000	846,624
Nan Ya Printed Circuit Board Corp.	61,000	598,740
Nien Made Enterprise Co. Ltd.	36,000	412,153
Novatek Microelectronics Corp.	247,000	3,410,158
Pegatron Corp.	131,000	320,777
Polaris Group/Tw(b)	55,000	164,696
Pou Chen Corp.	645,000	663,477
President Chain Store Corp.	160,000	1,454,729
Realtek Semiconductor Corp.	305,000	3,779,925
Ruentex Industries Ltd.	503,000	931,817
Shanghai Commercial & Savings Bank Ltd. (The)	1,118,000	1,642,359
SinoPac Financial Holdings Co. Ltd.	3,158,000	1,776,473
Synnex Technology International Corp.	331,000	687,702
Taiwan Cooperative Financial Holding Co. Ltd.	1,970,000	1,790,730
Taiwan Semiconductor Manufacturing Co. Ltd.	2,862,000	51,795,995
Unimicron Technology Corp.	136,000	795,499
Uni-President Enterprises Corp.	1,298,000	3,136,013
United Microelectronics Corp.	2,547,000	4,263,127
Voltronic Power Technology Corp.	16,000	1,006,860
Wan Hai Lines Ltd.	221,000	415,722

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2023	(Formerly iShares® MSCI Emerging Markets Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Winbond Electronics Corp.	132,000	$114,071
Wiwynn Corp.	49,000	1,842,193
Yang Ming Marine Transport Corp.	366,000	722,216
Yuanta Financial Holding Co. Ltd.	4,233,000	3,281,240
Yulon Nissan Motor Co. Ltd.	13,000	82,528
		130,982,636
Thailand — 1.4%
Advanced Info Service PCL, NVDR	301,700	1,829,024
Carabao Group PCL, NVDR	83,600	159,457
Charoen Pokphand Foods PCL, NVDR	1,548,400	893,748
Com7 PCL, NVDR	731,000	608,473
Delta Electronics Thailand PCL, NVDR(c)	783,800	2,227,455
Jasmine Technology Solution PCL(b)(c)	462,100	373,732
Kasikornbank PCL, NVDR	65,400	243,262
Krung Thai Bank PCL, NVDR	1,604,600	875,543
Krungthai Card PCL, NVDR	465,900	682,215
MK Restaurants Group PCL, NVDR(c)	513,700	763,692
PTT Exploration & Production PCL, NVDR	137,900	552,180
PTT Public Company Ltd., NVDR	653,200	562,700
SCB X PCL, NVDR	191,500	569,098
Thai Life Insurance PCL(c)	2,656,100	946,185
TOA Paint Thailand PCL, NVDR	161,500	154,200
		11,440,964
Turkey — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	163,674	459,977
BIM Birlesik Magazalar AS	201,611	1,371,989
Ford Otomotiv Sanayi AS	66,652	1,841,549
Gubre Fabrikalari TAS(b)(c)	29,586	369,522
KOC Holding AS	51,233	194,475
Oyak Cimento Fabrikalari AS(b)	35,479	70,729
Tofas Turk Otomobil Fabrikasi AS	234,597	2,432,266
Turk Telekomunikasyon AS	417,877	323,091
Turkcell Iletisim Hizmetleri AS	444,550	718,157
Turkiye Garanti Bankasi AS(c)	282,842	365,650
Yapi ve Kredi Bankasi AS	153,610	75,663
		8,223,068
United Arab Emirates — 2.1%
Abu Dhabi Islamic Bank PJSC	1,358,529	3,698,741
Abu Dhabi National Energy Co. PJSC	169,664	138,579
Abu Dhabi National Oil Co. for Distribution PJSC	1,082,263	1,219,883
Dubai Electricity & Water Authority PJSC	3,595,418	2,427,650
Emaar Properties PJSC	529,050	884,487
Emirates NBD Bank PJSC	99,873	370,786
Emirates Telecommunications Group Co. PJSC	283,960	1,782,648
Fertiglobe PLC	2,675,818	2,394,925
First Abu Dhabi Bank PJSC	241,067	833,076
International Holding Co. PJSC(b)	25,878	2,782,997
		16,533,772
Total Common Stocks — 98.3%
(Cost: $778,744,725)		780,548,066
Security	Shares	Value

Preferred Stocks

Brazil — 1.2%
Banco Bradesco SA, Preference Shares, NVS	490,973	$1,500,994
Gerdau SA, Preference Shares, NVS	282,025	1,332,493
Itau Unibanco Holding SA, Preference Shares, NVS	765,497	3,972,865
Petroleo Brasileiro SA, Preference Shares, NVS	550,610	2,834,828
		9,641,180
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	8,584	553,188

South Korea — 0.2%
Kumho Petrochemical Co. Ltd., 0.00%	7,287	361,864
Samsung Electronics Co. Ltd., Preference Shares, NVS	20,021	881,829
		1,243,693
Total Preferred Stocks — 1.5%
(Cost: $10,950,658)		11,438,061

Total Long-Term Investments — 99.8%
(Cost: $789,695,383)		791,986,127

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	7,581,934	7,583,451
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(f)(g)	870,000	870,000

Total Short-Term Securities — 1.0%
(Cost: $8,452,905)		8,453,451

Total Investments — 100.8%
(Cost: $798,148,288)		800,439,578

Liabilities in Excess of Other Assets — (0.8)%		(6,648,164)

Net Assets — 100.0%		$793,791,414

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2023	(Formerly iShares® MSCI Emerging Markets Multifactor ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,030,754	$—		$(1,449,428	)(a)	$5,416	$(3,291)	$7,583,451	7,581,934	$113,419	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	700,000	170,000	(a)	—		—	—	870,000	870,000	36,961		2
						$5,416	$(3,291)	$8,453,451		$150,380		$2

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	41	06/16/23	$1,961	$(41,379)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$92,478,323	$688,064,205	$5,538	$780,548,066
Preferred Stocks	10,194,368	1,243,693	—	11,438,061
Short-Term Securities
Money Market Funds	8,453,451	—	—	8,453,451
	$111,126,142	$689,307,898	$5,538	$800,439,578

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2023	(Formerly iShares® MSCI Emerging Markets Multifactor ETF)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(41,379)	$—	$—	$(41,379)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company